Income taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income taxes
Summary of income tax expense reconciled to the statutory rates

	Three-month period ended (unaudited)
	September 30, 2012			June 30, 2012			September 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	2,534	(721)	1,813	1,613	(238)	1,375	4,187	793	4,980
Exchange variation (not taxable) or not deductible	—	(25)	(25)	—	368	368	—	(188)	(188)
	2,534	(746)	1,788	1,613	130	1,743	4,187	605	4,792

Tax at Brazilian composite rate	(861)	254	(607)	(548)	(44)	(592)	(1,424)	(207)	(1,631)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	313	—	313	341	—	341	578	—	578
Difference on tax rates of foreign income	—	(171)	(171)	—	164	164	—	331	331
Tax incentives	84	—	84	—	—	—	67	—	67
Social contribution contingency payment	—	—	—	—	—	—	506	—	506
Other non-taxable, income/non deductible expenses	15	(14)	1	(46)	(43)	(89)	36	(238)	(202)
	(449)	69	(380)	(253)	77	(176)	(237)	(114)	(351)
Reversal of deferred tax (see note 5.a)	—	—	—	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	(449)	69	(380)	983	77	1,060	(237)	(114)	(351)

	Nine-month period ended (unaudited)
	September 30, 2012			September 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	7,104	163	7,267	16,008	5,238	21,246
Exchange variation (not taxable) or not deductible	—	143	143	—	(70)	(70)
	7,104	306	7,410	16,008	5,168	21,176

Tax at Brazilian composite rate	(2,415)	(103)	(2,518)	(5,443)	(1,758)	(7,201)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,033	—	1,033	1,272	—	1,272
Difference on tax rates of foreign income	—	289	289	—	1,298	1,298
Tax incentives	174	—	174	430	—	430
Social contribution contingency payment	—	—	—	506	—	506
Reversal/Constitution of provisions for loss of tax loss carryfoward	—	—	—	—	(141)	(141)
Other non-taxable, income/non deductible expenses	(3)	(84)	(87)	(14)	(285)	(299)
	(1,211)	102	(1,109)	(3,249)	(886)	(4,135)
Reversal of deferred tax (see note 5a)	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	25	102	127	(3,249)	(886)	(4,135)

Reconciliation of amounts due to uncertainty in income taxes

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30,2012	September 30, 2011
Beginning of the period	271	272	372	263	2,555
Increase resulting from tax positions taken	8	4	1	16	1,075
Decrease resulting from tax positions taken	(26)	—	(2)	(26)	(3,319)
Cumulative translation adjustments	10	(5)	(33)	10	27
End of the period	263	271	338	263	338